Consolidated cash flow statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Profit before tax	£ 510	£ 493	£ 323
Net finance costs/(income)	31	5	(52)
Depreciation and impairment – PPE, investment property and assets held for sale	77	90	136
Amortisation and impairment – software	117	123	125
Amortisation and impairment – acquired intangible assets	41	46	54
Other net gains and losses	5	13	(24)
Product development capital expenditure	(284)	(300)	(357)
Amortisation and impairment – product development	291	284	303
Share-based payment costs	44	40	35
Change in inventories	15	9	(34)
Change in trade and other receivables	32	(24)	33
Change in trade and other liabilities	(99)	(20)	(84)
Change in provisions for other liabilities and charges	(1)	(61)	50
Other movements	32	(16)	19
Net cash generated from operations	811	682	527
Interest paid	(65)	(60)	(57)
Tax paid	(119)	(97)	(109)
Net cash generated from operating activities	627	525	361
Cash flows from investing activities
Acquisition of subsidiaries, net of cash acquired	(39)	(171)	(228)
Acquisition of joint ventures and associates	0	(5)	(5)
Purchase of investments	(7)	(8)	(12)
Purchase of property, plant and equipment and investment property	(33)	(30)	(57)
Purchase of intangible assets	(91)	(96)	(90)
Disposal of subsidiaries, net of cash disposed	(7)	(38)	333
Proceeds from disposal of investments	0	7	17
Proceeds from disposal of property, plant and equipment	6	5	14
Lease receivables repaid including disposals	18	15	18
Interest received	20	20	22
Dividends received	2		1
Net cash (used in)/generated from investing activities	(131)	(301)	13
Cash flows from financing activities
Proceeds from issue of ordinary shares	7	9	7
Buyback of equity	(318)	(186)	(353)
Settlement of share based payments	(40)	(35)	(37)
Proceeds from borrowings	1,265	285
Repayment of borrowings	(921)	(285)	(171)
Repayment of lease liabilities	(78)	(84)	(93)
Dividends paid to company's shareholders	(156)	(154)	(156)
Dividends paid to non-controlling interest			(1)
Net cash used in financing activities	(241)	(450)	(804)
Effects of exchange rate changes on cash and cash equivalents	(21)	(8)	36
Net increase/(decrease) in cash and cash equivalents	234	(234)	(394)
Cash and cash equivalents at beginning of year	309	543	937
Cash and cash equivalents at end of year	£ 543	£ 309	£ 543